Appendix V - Statement of Liquidity for Distribution of Interim Dividend (Details) - EUR (€) € in Thousands	12 Months Ended
	Oct. 26, 2019	Dec. 31, 2018	Dec. 15, 2018	Dec. 31, 2017
Appendix V
Projected profits net of taxes		€ 258,091		€ 273,472
Estimated profits distributable		258,091		273,472
Interim dividend distributed		€ 136,747		€ 122,986
Projected amounts collected	€ 572,263		€ 475,209
Projected payments, including interim dividend	544,112		468,117
Projected cash balances	€ 28,151		€ 7,092